Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2019

September 10, 2019

All Target Retirement Funds

Effective September 10, 2019, the "Harbor Target Retirement Funds – Target Allocation" table within "The Funds' Investments" section on page 43 is hereby replaced with the following:

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 10, 2019

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8	7	6	6	5	4	3	2	1	1
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20

Fixed Income
Harbor High-Yield Bond Fund	0	0	7	7	10	12	13	11	11	11
Harbor High-Yield Opportunities Fund	3	7	4	5	6	8	9	8	7	7
Harbor Core Bond Fund	0	3	5	9	12	15	18	21	26	26
Harbor Bond Fund	4	6	10	9	12	15	18	21	26	26
Total Fixed Income	7	16	26	30	40	50	58	61	70	70

Short-Term
Harbor Money Market Fund	0	0	0	0	0	0	0	7	10	10
Total Short-Term	0	0	0	0	0	0	0	7	10	10

	100	100	100	100	100	100	100	100	100	100

Harbor Target Retirement Income Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2015 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2020 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.66%
Total Annual Fund Operating Expenses3	0.66%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$67	$231	$408	$922

Harbor Target Retirement 2025 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.70%
Total Annual Fund Operating Expenses3	0.70%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$243	$430	$970

Harbor Target Retirement 2030 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.72%
Total Annual Fund Operating Expenses3	0.72%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$245	$432	$971

Harbor Target Retirement 2035 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.73%
Total Annual Fund Operating Expenses3	0.73%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$246	$433	$972

Harbor Target Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2019

September 10, 2019

All Target Retirement Funds

Effective September 10, 2019, the "Harbor Target Retirement Funds – Target Allocation" table within "The Funds' Investments" section on page 43 is hereby replaced with the following:

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 10, 2019

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8	7	6	6	5	4	3	2	1	1
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20

Fixed Income
Harbor High-Yield Bond Fund	0	0	7	7	10	12	13	11	11	11
Harbor High-Yield Opportunities Fund	3	7	4	5	6	8	9	8	7	7
Harbor Core Bond Fund	0	3	5	9	12	15	18	21	26	26
Harbor Bond Fund	4	6	10	9	12	15	18	21	26	26
Total Fixed Income	7	16	26	30	40	50	58	61	70	70

Short-Term
Harbor Money Market Fund	0	0	0	0	0	0	0	7	10	10
Total Short-Term	0	0	0	0	0	0	0	7	10	10

	100	100	100	100	100	100	100	100	100	100

Harbor Target Retirement Income Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2015 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2020 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.66%
Total Annual Fund Operating Expenses3	0.66%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$67	$231	$408	$922

Harbor Target Retirement 2025 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.70%
Total Annual Fund Operating Expenses3	0.70%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$243	$430	$970

Harbor Target Retirement 2030 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.72%
Total Annual Fund Operating Expenses3	0.72%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$245	$432	$971

Harbor Target Retirement 2035 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.73%
Total Annual Fund Operating Expenses3	0.73%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$246	$433	$972

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Target Retirement Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Net Expenses	rr_NetExpensesOverAssets	0.63%	[3]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	223
Five Years	rr_ExpenseExampleYear05	396
Ten Years	rr_ExpenseExampleYear10	$ 897
Harbor Target Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2019

September 10, 2019

All Target Retirement Funds

Effective September 10, 2019, the "Harbor Target Retirement Funds – Target Allocation" table within "The Funds' Investments" section on page 43 is hereby replaced with the following:

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 10, 2019

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8	7	6	6	5	4	3	2	1	1
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20

Fixed Income
Harbor High-Yield Bond Fund	0	0	7	7	10	12	13	11	11	11
Harbor High-Yield Opportunities Fund	3	7	4	5	6	8	9	8	7	7
Harbor Core Bond Fund	0	3	5	9	12	15	18	21	26	26
Harbor Bond Fund	4	6	10	9	12	15	18	21	26	26
Total Fixed Income	7	16	26	30	40	50	58	61	70	70

Short-Term
Harbor Money Market Fund	0	0	0	0	0	0	0	7	10	10
Total Short-Term	0	0	0	0	0	0	0	7	10	10

	100	100	100	100	100	100	100	100	100	100

Harbor Target Retirement Income Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2015 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2020 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.66%
Total Annual Fund Operating Expenses3	0.66%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$67	$231	$408	$922

Harbor Target Retirement 2025 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.70%
Total Annual Fund Operating Expenses3	0.70%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$243	$430	$970

Harbor Target Retirement 2030 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.72%
Total Annual Fund Operating Expenses3	0.72%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$245	$432	$971

Harbor Target Retirement 2035 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.73%
Total Annual Fund Operating Expenses3	0.73%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$246	$433	$972

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Target Retirement 2015 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Net Expenses	rr_NetExpensesOverAssets	0.63%	[3]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	223
Five Years	rr_ExpenseExampleYear05	396
Ten Years	rr_ExpenseExampleYear10	$ 897
Harbor Target Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2019

September 10, 2019

All Target Retirement Funds

Effective September 10, 2019, the "Harbor Target Retirement Funds – Target Allocation" table within "The Funds' Investments" section on page 43 is hereby replaced with the following:

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 10, 2019

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8	7	6	6	5	4	3	2	1	1
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20

Fixed Income
Harbor High-Yield Bond Fund	0	0	7	7	10	12	13	11	11	11
Harbor High-Yield Opportunities Fund	3	7	4	5	6	8	9	8	7	7
Harbor Core Bond Fund	0	3	5	9	12	15	18	21	26	26
Harbor Bond Fund	4	6	10	9	12	15	18	21	26	26
Total Fixed Income	7	16	26	30	40	50	58	61	70	70

Short-Term
Harbor Money Market Fund	0	0	0	0	0	0	0	7	10	10
Total Short-Term	0	0	0	0	0	0	0	7	10	10

	100	100	100	100	100	100	100	100	100	100

Harbor Target Retirement Income Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2015 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2020 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.66%
Total Annual Fund Operating Expenses3	0.66%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$67	$231	$408	$922

Harbor Target Retirement 2025 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.70%
Total Annual Fund Operating Expenses3	0.70%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$243	$430	$970

Harbor Target Retirement 2030 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.72%
Total Annual Fund Operating Expenses3	0.72%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$245	$432	$971

Harbor Target Retirement 2035 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.73%
Total Annual Fund Operating Expenses3	0.73%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$246	$433	$972

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Target Retirement 2020 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Net Expenses	rr_NetExpensesOverAssets	0.63%	[3]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	223
Five Years	rr_ExpenseExampleYear05	396
Ten Years	rr_ExpenseExampleYear10	$ 897
Harbor Target Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2019

September 10, 2019

All Target Retirement Funds

Effective September 10, 2019, the "Harbor Target Retirement Funds – Target Allocation" table within "The Funds' Investments" section on page 43 is hereby replaced with the following:

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 10, 2019

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8	7	6	6	5	4	3	2	1	1
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20

Fixed Income
Harbor High-Yield Bond Fund	0	0	7	7	10	12	13	11	11	11
Harbor High-Yield Opportunities Fund	3	7	4	5	6	8	9	8	7	7
Harbor Core Bond Fund	0	3	5	9	12	15	18	21	26	26
Harbor Bond Fund	4	6	10	9	12	15	18	21	26	26
Total Fixed Income	7	16	26	30	40	50	58	61	70	70

Short-Term
Harbor Money Market Fund	0	0	0	0	0	0	0	7	10	10
Total Short-Term	0	0	0	0	0	0	0	7	10	10

	100	100	100	100	100	100	100	100	100	100

Harbor Target Retirement Income Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2015 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2020 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.66%
Total Annual Fund Operating Expenses3	0.66%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$67	$231	$408	$922

Harbor Target Retirement 2025 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.70%
Total Annual Fund Operating Expenses3	0.70%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$243	$430	$970

Harbor Target Retirement 2030 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.72%
Total Annual Fund Operating Expenses3	0.72%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$245	$432	$971

Harbor Target Retirement 2035 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.73%
Total Annual Fund Operating Expenses3	0.73%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$246	$433	$972

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Target Retirement 2025 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Net Expenses	rr_NetExpensesOverAssets	0.63%	[3]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	223
Five Years	rr_ExpenseExampleYear05	396
Ten Years	rr_ExpenseExampleYear10	$ 897
Harbor Target Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2019

September 10, 2019

All Target Retirement Funds

Effective September 10, 2019, the "Harbor Target Retirement Funds – Target Allocation" table within "The Funds' Investments" section on page 43 is hereby replaced with the following:

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 10, 2019

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8	7	6	6	5	4	3	2	1	1
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20

Fixed Income
Harbor High-Yield Bond Fund	0	0	7	7	10	12	13	11	11	11
Harbor High-Yield Opportunities Fund	3	7	4	5	6	8	9	8	7	7
Harbor Core Bond Fund	0	3	5	9	12	15	18	21	26	26
Harbor Bond Fund	4	6	10	9	12	15	18	21	26	26
Total Fixed Income	7	16	26	30	40	50	58	61	70	70

Short-Term
Harbor Money Market Fund	0	0	0	0	0	0	0	7	10	10
Total Short-Term	0	0	0	0	0	0	0	7	10	10

	100	100	100	100	100	100	100	100	100	100

Harbor Target Retirement Income Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2015 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2020 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.66%
Total Annual Fund Operating Expenses3	0.66%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$67	$231	$408	$922

Harbor Target Retirement 2025 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.70%
Total Annual Fund Operating Expenses3	0.70%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$243	$430	$970

Harbor Target Retirement 2030 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.72%
Total Annual Fund Operating Expenses3	0.72%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$245	$432	$971

Harbor Target Retirement 2035 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.73%
Total Annual Fund Operating Expenses3	0.73%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$246	$433	$972

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Target Retirement 2030 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Net Expenses	rr_NetExpensesOverAssets	0.63%	[3]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	223
Five Years	rr_ExpenseExampleYear05	396
Ten Years	rr_ExpenseExampleYear10	$ 897
Harbor Target Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2019

September 10, 2019

All Target Retirement Funds

Effective September 10, 2019, the "Harbor Target Retirement Funds – Target Allocation" table within "The Funds' Investments" section on page 43 is hereby replaced with the following:

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 10, 2019

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8	7	6	6	5	4	3	2	1	1
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20

Fixed Income
Harbor High-Yield Bond Fund	0	0	7	7	10	12	13	11	11	11
Harbor High-Yield Opportunities Fund	3	7	4	5	6	8	9	8	7	7
Harbor Core Bond Fund	0	3	5	9	12	15	18	21	26	26
Harbor Bond Fund	4	6	10	9	12	15	18	21	26	26
Total Fixed Income	7	16	26	30	40	50	58	61	70	70

Short-Term
Harbor Money Market Fund	0	0	0	0	0	0	0	7	10	10
Total Short-Term	0	0	0	0	0	0	0	7	10	10

	100	100	100	100	100	100	100	100	100	100

Harbor Target Retirement Income Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2015 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2020 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.66%
Total Annual Fund Operating Expenses3	0.66%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$67	$231	$408	$922

Harbor Target Retirement 2025 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.70%
Total Annual Fund Operating Expenses3	0.70%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$243	$430	$970

Harbor Target Retirement 2030 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.72%
Total Annual Fund Operating Expenses3	0.72%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$245	$432	$971

Harbor Target Retirement 2035 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.73%
Total Annual Fund Operating Expenses3	0.73%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$246	$433	$972

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Target Retirement 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Net Expenses	rr_NetExpensesOverAssets	0.63%	[3]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	223
Five Years	rr_ExpenseExampleYear05	396
Ten Years	rr_ExpenseExampleYear10	$ 897
Harbor Target Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2019

September 10, 2019

All Target Retirement Funds

Effective September 10, 2019, the "Harbor Target Retirement Funds – Target Allocation" table within "The Funds' Investments" section on page 43 is hereby replaced with the following:

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 10, 2019

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8	7	6	6	5	4	3	2	1	1
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20

Fixed Income
Harbor High-Yield Bond Fund	0	0	7	7	10	12	13	11	11	11
Harbor High-Yield Opportunities Fund	3	7	4	5	6	8	9	8	7	7
Harbor Core Bond Fund	0	3	5	9	12	15	18	21	26	26
Harbor Bond Fund	4	6	10	9	12	15	18	21	26	26
Total Fixed Income	7	16	26	30	40	50	58	61	70	70

Short-Term
Harbor Money Market Fund	0	0	0	0	0	0	0	7	10	10
Total Short-Term	0	0	0	0	0	0	0	7	10	10

	100	100	100	100	100	100	100	100	100	100

Harbor Target Retirement Income Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2015 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2020 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.66%
Total Annual Fund Operating Expenses3	0.66%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$67	$231	$408	$922

Harbor Target Retirement 2025 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.70%
Total Annual Fund Operating Expenses3	0.70%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$243	$430	$970

Harbor Target Retirement 2030 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.72%
Total Annual Fund Operating Expenses3	0.72%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$245	$432	$971

Harbor Target Retirement 2035 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.73%
Total Annual Fund Operating Expenses3	0.73%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$246	$433	$972

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Target Retirement 2040 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Net Expenses	rr_NetExpensesOverAssets	0.63%	[3]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	223
Five Years	rr_ExpenseExampleYear05	396
Ten Years	rr_ExpenseExampleYear10	$ 897
Harbor Target Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2019

September 10, 2019

All Target Retirement Funds

Effective September 10, 2019, the "Harbor Target Retirement Funds – Target Allocation" table within "The Funds' Investments" section on page 43 is hereby replaced with the following:

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 10, 2019

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8	7	6	6	5	4	3	2	1	1
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20

Fixed Income
Harbor High-Yield Bond Fund	0	0	7	7	10	12	13	11	11	11
Harbor High-Yield Opportunities Fund	3	7	4	5	6	8	9	8	7	7
Harbor Core Bond Fund	0	3	5	9	12	15	18	21	26	26
Harbor Bond Fund	4	6	10	9	12	15	18	21	26	26
Total Fixed Income	7	16	26	30	40	50	58	61	70	70

Short-Term
Harbor Money Market Fund	0	0	0	0	0	0	0	7	10	10
Total Short-Term	0	0	0	0	0	0	0	7	10	10

	100	100	100	100	100	100	100	100	100	100

Harbor Target Retirement Income Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2015 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2020 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.66%
Total Annual Fund Operating Expenses3	0.66%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$67	$231	$408	$922

Harbor Target Retirement 2025 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.70%
Total Annual Fund Operating Expenses3	0.70%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$243	$430	$970

Harbor Target Retirement 2030 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.72%
Total Annual Fund Operating Expenses3	0.72%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$245	$432	$971

Harbor Target Retirement 2035 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.73%
Total Annual Fund Operating Expenses3	0.73%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$246	$433	$972

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Target Retirement 2045 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Net Expenses	rr_NetExpensesOverAssets	0.63%	[3]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	223
Five Years	rr_ExpenseExampleYear05	396
Ten Years	rr_ExpenseExampleYear10	$ 897
Harbor Target Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2019

September 10, 2019

All Target Retirement Funds

Effective September 10, 2019, the "Harbor Target Retirement Funds – Target Allocation" table within "The Funds' Investments" section on page 43 is hereby replaced with the following:

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 10, 2019

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8	7	6	6	5	4	3	2	1	1
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20

Fixed Income
Harbor High-Yield Bond Fund	0	0	7	7	10	12	13	11	11	11
Harbor High-Yield Opportunities Fund	3	7	4	5	6	8	9	8	7	7
Harbor Core Bond Fund	0	3	5	9	12	15	18	21	26	26
Harbor Bond Fund	4	6	10	9	12	15	18	21	26	26
Total Fixed Income	7	16	26	30	40	50	58	61	70	70

Short-Term
Harbor Money Market Fund	0	0	0	0	0	0	0	7	10	10
Total Short-Term	0	0	0	0	0	0	0	7	10	10

	100	100	100	100	100	100	100	100	100	100

Harbor Target Retirement Income Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2015 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2020 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.66%
Total Annual Fund Operating Expenses3	0.66%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$67	$231	$408	$922

Harbor Target Retirement 2025 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.70%
Total Annual Fund Operating Expenses3	0.70%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$243	$430	$970

Harbor Target Retirement 2030 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.72%
Total Annual Fund Operating Expenses3	0.72%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$245	$432	$971

Harbor Target Retirement 2035 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.73%
Total Annual Fund Operating Expenses3	0.73%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$246	$433	$972

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Target Retirement 2050 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Net Expenses	rr_NetExpensesOverAssets	0.63%	[3]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	223
Five Years	rr_ExpenseExampleYear05	396
Ten Years	rr_ExpenseExampleYear10	$ 897
Harbor Target Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Harbor Target Retirement Funds

Supplement to Prospectus dated March 1, 2019

September 10, 2019

All Target Retirement Funds

Effective September 10, 2019, the "Harbor Target Retirement Funds – Target Allocation" table within "The Funds' Investments" section on page 43 is hereby replaced with the following:

HARBOR TARGET RETIREMENT FUNDS - TARGET ALLOCATION AS OF SEPTEMBER 10, 2019

	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	Income Fund
Equity
Harbor Capital Appreciation Fund	8	7	6	6	5	4	3	2	1	1
Harbor Strategic Growth Fund	4	3	3	3	2	2	3	2	1	1
Harbor Mid Cap Growth Fund	6	6	5	5	4	4	3	2	1	1
Harbor Small Cap Growth Fund	5	5	5	4	4	3	3	2	1	1
Harbor Large Cap Value Fund	14	12	11	10	8	7	6	5	3	3
Harbor Mid Cap Value Fund	9	8	7	7	6	5	4	3	2	2
Harbor Small Cap Value Fund	6	6	6	5	4	4	3	2	1	1
Harbor International Fund	12	11	9	9	8	6	5	4	3	3
Harbor Diversified International All Cap Fund	12	11	9	9	8	6	5	4	3	3
Harbor International Growth Fund	12	11	9	9	8	6	5	4	3	3
Harbor Global Leaders Fund	5	4	4	3	3	3	2	2	1	1
Total Equity	93	84	74	70	60	50	42	32	20	20

Fixed Income
Harbor High-Yield Bond Fund	0	0	7	7	10	12	13	11	11	11
Harbor High-Yield Opportunities Fund	3	7	4	5	6	8	9	8	7	7
Harbor Core Bond Fund	0	3	5	9	12	15	18	21	26	26
Harbor Bond Fund	4	6	10	9	12	15	18	21	26	26
Total Fixed Income	7	16	26	30	40	50	58	61	70	70

Short-Term
Harbor Money Market Fund	0	0	0	0	0	0	0	7	10	10
Total Short-Term	0	0	0	0	0	0	0	7	10	10

	100	100	100	100	100	100	100	100	100	100

Harbor Target Retirement Income Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2015 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.63%
Total Annual Fund Operating Expenses3	0.63%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$64	$223	$396	$897

Harbor Target Retirement 2020 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.66%
Total Annual Fund Operating Expenses3	0.66%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$67	$231	$408	$922

Harbor Target Retirement 2025 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.70%
Total Annual Fund Operating Expenses3	0.70%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$72	$243	$430	$970

Harbor Target Retirement 2030 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.72%
Total Annual Fund Operating Expenses3	0.72%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$74	$245	$432	$971

Harbor Target Retirement 2035 Fund

Effective September 10, 2019, the sections entitled "Annual Fund Operating Expenses" and "Expense Example" under "Fees and Expenses of the Fund" in the Prospectus are deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management Fees	None
Distribution and Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses1,2	0.73%
Total Annual Fund Operating Expenses3	0.73%

1	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
2	Restated to reflect current fees.
3	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$75	$246	$433	$972

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Harbor Target Retirement 2055 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses,	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[1],[2]
Net Expenses	rr_NetExpensesOverAssets	0.63%	[3]
One Year	rr_ExpenseExampleYear01	$ 64
Three Years	rr_ExpenseExampleYear03	223
Five Years	rr_ExpenseExampleYear05	396
Ten Years	rr_ExpenseExampleYear10	$ 897

[1]	Restated to reflect current fees.
[2]	The Fund's shareholders indirectly bear the expenses of the Institutional Class shares of the underlying Harbor funds (the Acquired Funds) in which the Fund invests. See "The Adviser" on page 52 for further details.
[3]	Total annual fund operating expenses shown in this table will not agree to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds' fees and expenses.